Remeasurement Items affecting operating profit - Assumptions (Details)	12 Months Ended
	Jun. 30, 2019 R / $ $ / gal $ / MMBTU $ / bbl R / T	Jun. 30, 2018 R / $ $ / gal $ / MMBTU $ / bbl R / T	Jun. 30, 2017 R / $ $ / gal $ / MMBTU $ / bbl R / T
Impairment assumptions
Long-term average crude oil price (in USD/bbl) | $ / bbl	71.17	73.91	74.29
Long-term average gas price (Henry Hub), excluding margins (real) (in USD/mmbtu) | $ / MMBTU	3.44	3.49	3.69
Long-term average ethane price (nominal) (in US$/gal) | $ / gal	0.3904	0.3742	0.4427
Long-term average ammonia price (in Rand/ton) | R / T	4,258.54	5,807.46	6,392.85
Long-term average exchange rate (R/US$) | R / $	14.29	13.57	14.71
Future oil price period (in years)	5 years	5 years	5 years
Future ammonia price period (in years)	5 years	5 years	5 years
Future exchange rate period (in years)	5 years	5 years	5 years
Future ethane price period (in years)	10 years	10 years	10 years
Minimum
Impairment assumptions
Period over which management has projected cash flows	5 years
South Africa
Impairment assumptions
Growth rate - long-term producer price index	5.50%	5.50%	5.50%
Weighted average cost of capital	13.12%	12.71%	12.50%
Discount rate - risk adjusted	13.12%	12.71%	12.50%
United States of America
Impairment assumptions
Growth rate - long-term producer price index	2.00%	2.00%	2.00%
Weighted average cost of capital	7.18%	7.56%	6.60%
Discount rate - risk adjusted	7.18%	7.56%	6.60%
Europe
Impairment assumptions
Growth rate - long-term producer price index	2.00%	2.00%	2.00%
Europe | Minimum
Impairment assumptions
Weighted average cost of capital	7.18%	7.68%	6.60%
Discount rate - risk adjusted	7.18%	7.68%	6.60%
Europe | Maximum
Impairment assumptions
Weighted average cost of capital	9.48%	9.35%	8.22%
Discount rate - risk adjusted	9.48%	9.35%	8.22%
Canada
Impairment assumptions
Growth rate - long-term producer price index	2.00%	2.00%	2.00%
Weighted average cost of capital	7.18%	7.68%	6.60%
Discount rate - risk adjusted	10.00%	10.00%
Canada | Minimum
Impairment assumptions
Discount rate - risk adjusted			9.50%
Canada | Maximum
Impairment assumptions
Discount rate - risk adjusted			9.80%